Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22: — SUBSEQUENT EVENTS

a.	As of March 31, 2012, Mr. Elisha Sa’ar, an independent public accountant, was terminated as the Company’s internal auditor and as of that same date, Mrs. Rita Gerson was appointed by the Company’s Board of Directors as internal auditor and ceased being an officer of the Company.

b.	On April 18, 2012, Mr. Dilip Shanghvi resigned as Chairman and a member of Taro’s Board of Directors and Mr. Kalyanasundaram Subramanian, known in industry circles as Kal Sundaram, has been appointed as Mr. Shanghvi’s replacement, serving on the Board as its Chairman until Taro’s next Annual General Meeting of Shareholders.

c.	Stock options:

Between January 1, 2012 and June 28, 2012, no stock options were granted to the Company’s directors or employees.